Financial instruments recognized in the statement of financial position and related effect on the income statement (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of June 30, 2024	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized cost (2)	Fair value
Financial assets
Non-current financial assets	10,350	10,350	—	10,350
Trade receivables and others	34,273	—	34,273	34,273
Short-term investments	21,809	21,809	—	21,809
Cash and cash equivalents	69,990	69,990	—	69,990
Total financial assets	136,422	102,149	34,273	136,422
Financial liabilities
Financial liabilities—non-current portion	26,574	—	26,574	26,574
Financial liabilities—current portion	8,929	—	8,929	8,929
Trade payables and others	15,873	—	15,873	15,873
Total financial liabilities	51,376	—	51,376	51,376

As of December 31, 2023	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized Cost (2)	Fair value
Financial assets
Non-current financial assets	9,796	9,796	—	9,796
Trade receivables and others	66,111	—	66,111	66,111
Short-term investments	21,851	21,851	—	21,851
Cash and cash equivalents	70,605	70,605	—	70,605
Total financial assets	168,363	102,252	66,111	168,363
Financial liabilities
Financial liabilities—non-current portion	30,957	—	30,957	30,957
Financial liabilities—current portion	8,936	—	8,936	8,936
Trade payables and others	17,018	—	17,018	17,018
Total financial liabilities	56,911	—	56,911	56,911

(1) The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.

(2) The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.